Document and Entity Information	12 Months Ended
Jan. 31, 2017
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2017
Document Fiscal Year Focus	2017
Trading Symbol	LAYN
Entity Registrant Name	LAYNE CHRISTENSEN CO
Entity Central Index Key	0000888504
Current Fiscal Year End Date	--01-31
Entity Filer Category	Accelerated Filer